Subsequent Events (Detail) $ in Millions	1 Months Ended	3 Months Ended	6 Months Ended
	Oct. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 MW
Talen Energy Supply | Holtwood And Lake Wallenpaupack Hydroelectric Projects
Subsequent Events [Abstract]
Capacity of facilities sold (in MW) | MW			293
Talen Generation LLC | Ironwood Natural Gas Unit
Subsequent Events [Abstract]
Capacity of facilities sold (in MW) | MW			660
Raven Power Marketing LLC | Crane Coal Fired Plant
Subsequent Events [Abstract]
Capacity of facilities sold (in MW) | MW			404
Subsequent event
Subsequent Events [Abstract]
Pre-tax goodwill impairment charge		$ 466
Goodwill impairment charge, net of tax		449
Subsequent event | Sapphire and Crane Plants
Subsequent Events [Abstract]
Pre-tax impairment charge, discontinued operations or held for sale		122
Impairment charge, net f tax, discontinued operations or held for sale		$ 73
Subsequent event | Talen Energy Supply | Holtwood And Lake Wallenpaupack Hydroelectric Projects
Subsequent Events [Abstract]
Agreed selling price of projects	$ 860
Subsequent event | Talen Generation LLC | Ironwood Natural Gas Unit
Subsequent Events [Abstract]
Agreed selling price of projects	654
Expected future debt payment amount	$ 41
Subsequent event | Reset Put Securities | Unsecured Debt | Talen Energy Supply
Aggregate maturities of long-term debt (Details) [Abstract]
Stated interest rate	5.70%
Maturity date (in years)	Oct. 31, 2035
Aggregate consideration payment to repurchase	$ 434
Debt instrument, face amount	300
Subsequent Events [Abstract]
Payment to remarketing dealer	$ 134